Share capital - Summary of weighted average of share option and exercisable (Detail)	12 Months Ended
Dec. 31, 2022 $ / shares
Statement [Line Items]
Weighted average exercise price for exercisable options	$ 0.54
Weighted average share price for options exercised	$ 1.18
Weighted average years to expiry for exercisable share options	2 years 1 month 20 days